Hedging activities and derivatives (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about hedges [abstract]
Summary Of Foreign Currency and Interest Rate Risk

Forward contracts, swaps, call option and call spreads measured at FVTOCI are designated as hedging instruments in cash flow hedges of interest and principal payments in USD, CNH and EURO.

	March 31, 2023		March 31, 2024
	Assets	Liabilities	Assets	Liabilities
	(INR)	(INR)	(INR)	(INR)
Derivative contracts designated as hedging instruments - Non-current	4,216	521	2,593	225
Derivative contracts designated as hedging instruments - Current	2,120	1,654	973	1,093

Summary Of Hedge Reserve Movement

Hedge reserve movement

	For the year ended March 31,
a) Cash flow hedge reserve	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)

Opening balance (after non-controlling interest)	(4,061)	668	1,679	20
Gain / (loss) recognised on cash flow hedges	1,878	9,606	(2,715)	(33)
(Gain) / loss reclassified to profit or loss (under head finance costs)	(212)	(8,086)	406	5
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	—	57	(11)	(0)
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	907	—	(75)	(1)
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	1,629	(90)	—	—
Income tax relating on cash flow hedges*	411	(336)	594	7
Closing balance	552	1,819	(122)	(1)
Less: Non-controlling interest movement	116	(140)	154	2
Closing balance (after non-controlling interest)	668	1,679	32	1

b) Cost of hedge reserve on cash flow hedges

Opening balance (after non-controlling interest)	(1,161)	(1,996)	(2,297)	(28)
Effective portion of changes in fair value	(6,128)	(5,923)	(3,346)	(40)
Amount reclassified to profit or loss (under head "Finance costs and fair value change in derivative instruments")	4,740	4,194	2,435	29
Loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment)	—	—	1,177	14
(Gain) / loss reclassified to profit or loss on unwinding of derivative contract	—	1,340	400	5
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	—	12	—	—
Income tax relating to cost of hedge reserve*	338	87	(243)	(3)
Closing balance	(2,211)	(2,286)	(1,874)	(22)
Less: Non-controlling interest movement	215	(11)	(25)	(0)
Closing balance (after non-controlling interest)	(1,996)	(2,297)	(1,899)	(23)

c) Total Hedge reserve movement (a+b)

Opening balance (after non-controlling interest)	(5,222)	(1,328)	(618)	(7)
OCI for the year	3,563	861	(2,205)	(26)
(Gain) / loss reclassified to non-financial assets or liabilities as basis adjustment (under head property, plant and equipment), net of tax	-	-	827	10
Attributable to non-controlling interests	331	(151)	129	2
Closing balance (after non-controlling interest)	(1,328)	(618)	(1,867)	(22)

*includes amount recognised directly in equity